SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Total convertible notes	$ 1,171,818	$ 1,109,890	$ 612,355
Accrued Interest	116,925	110,370	99,509
Debt Discount	0	0	0
Total	$ 1,288,742	1,220,260
Debt Discount		(26,919)	(170,438)
Total		$ 1,193,341	$ 541,426